SELECTED STATEMENTS OF COMPREHENSIVE LOSS DATA, Research and Development Expenses, Net (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and development expenses, net [Abstract]
Salaries and social benefits			$ 5,016	$ 3,795	$ 2,774
Share-based payment	$ 229	$ 482	705	1,362	3,195
Subcontractors			12,695	9,617	8,150
Materials			3,610	1,677	2,232
Rent and maintenance			758	486	364
Travel and trade shows			728	346	507
Depreciation			195	142	124
Other			239	0	61
Less royalty bearing grants			(1,901)	(2,407)	(4,030)
Reversal of grants received in prior years to related liability			0	0	5,718
Total research and development expenses, net	$ 7,283	$ 5,060	$ 22,045	$ 15,018	$ 19,095